Merger Agreement Merger Agreement (Details) (USD $)			0 Months Ended		0 Months Ended		0 Months Ended										0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2013 ARCT III Merger [Member]	Feb. 28, 2013 Common Stock [Member] Option One [Member] ARCP Merger [Member]	Feb. 28, 2013 Cash [Member] Option Two [Member] ARCP Merger [Member]	Feb. 28, 2013 Cash [Member] Option Two [Member] ARCP shares converted from ARCT III shares [Member]	Feb. 28, 2013 ARCP [Member] ARCP Merger [Member]	Feb. 28, 2013 ARCP [Member] ARCT III Merger [Member]	Dec. 31, 2011 Maximum [Member] ARCP [Member] ARCT III Merger [Member]	Sep. 07, 2011 Line of Credit [Member] Revolving Credit Facility [Member]	Mar. 31, 2013 Common Stock [Member]	Jul. 09, 2012 Common Stock [Member]	Jun. 18, 2012 Common Stock [Member]	Nov. 07, 2011 Common Stock [Member]	Nov. 02, 2011 Common Stock [Member]	Sep. 07, 2011 Common Stock [Member]	Feb. 28, 2013 Post-Conversion [Member] Common Stock [Member] Entity Wholly Owned by Sponsor [Member] American Realty Capital III Special Limited Partnership, LLC [Member] ARCP Merger [Member]	Feb. 28, 2013 Furniture and Fixtures [Member] ARCT III Merger [Member]	Feb. 28, 2013 Other Assets [Member] ARCT III Merger [Member]
Business Acquisition [Line Items]
Convertible stock issued during period, shares							0.95
Common Stock, Shares, Issued	179,167,112	17,162,016		140,700,000							13,015,534	487,500	3,250,000	74,979	1,497,924	5,574,131
Convertible stock issued during period, value					$ 12.00
Asset Management Fee Percentage, Option 1								0.50%
Unadjusted Book Value of Assets									$ 3,000,000,000
Asset Management Fee Percentage, Option 2			0.40%
Purchase Price of Furniture, Fixtures and all Other Assets			5,800,000															4,100,000	1,700,000
Debt to be Extinguished Upon Consummation of Merger										$ 150,000,000
Shares, Outstanding				148,113,788.5	29,200,000	27,700,000
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest, Issuance of Units																	7,300,000
percentage of shares outstanding					16.50%